Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes
Schedule of tax recognized through profit or loss

in EUR k	2021	2020	2019
Current tax expenses	(118)	(74)	(158)
Current year	(102)	(58)	(1)
Adjustments for prior periods	(16)	(16)	(157)
Deferred tax (expense)/income	142	(207)	—
Temporary differences	142	(182)	(514)
Tax losses	—	(25)	514
Total income tax (expenses)/benefit	24	(281)	(158)

Schedule of reconciliation of the effective tax rate to the statutory rate

in EUR k	2021	2020	2019
Loss before tax	(46,876)	(21,097)	(20,697)
Taxes on the basis of the Company’s domestic tax rate	14,596	6,570	6,445
Tax rate effect of foreign tax jurisdictions	882	65	412
Non‑deductible expenses	(3,030)	(903)	(441)
Current year losses for which no deferred tax assets were recognized	(12,211)	(5,792)	(6,416)
Tax income related to prior years	(17)	(137)	(157)
Other effects	(196)	(84)	(1)
Income tax (expenses)/ benefit	24	(281)	(158)

Schedule of breakdown of deferred taxes in the statement of financial position

	December 31, 2021		December 31, 2020
	Deferred	Deferred	Deferred	Deferred
in EUR k	tax assets	tax liabilities	tax assets	tax liabilities
Intangible assets	—	(2,439)	—	(2,934)
Property, plant and equipment	—	(14)	—	(133)
Right-of-use assets	—	(4,617)	—	(5,029)
Measurement of service contracts	—	(42)	—	(145)
Leasing liabilities	4,563	—	4,865	—
Government grants	1,693	—	1,903	—
Unused tax losses	777	—	1,266	—
Sum	7,033	(7,112)	8,034	(8,241)
Offset	(7,033)	7,033	(8,034)	8,034
Deferred Taxes	—	(79)	—	(207)